CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Capital Disclosures
Payables and accrued expenses	$ 800	$ 1,900
Current assets	24,800	4,900
Shareholders' equity attributable to owners	$ 121,200	$ 101,400